Unaudited condensed consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Profit for the period	$ 22,382	$ 42,159
Adjustments for:
Depreciation	41,273	44,007
Impairment loss on vessels	18,841
Financial costs	28,580	38,116
Financial income	(276)	(1,165)
Unrealized loss on derivatives held for trading	12,217	14,253
Share-based compensation	659	509
Adjusted profit	123,676	137,879
Movements in working capital	(29,083)	(11,882)
Cash provided by operations	94,593	125,997
Interest paid	(28,369)	(34,308)
Net cash provided by operating activities	66,224	91,689
Cash flows from investing activities:
Payments for tangible fixed assets	(12,027)	(6,737)
Return of capital expenditures		4,021
Financial income received	307	1,130
Maturity of short-term investments		15,000
Purchase of short-term investments		(24,000)
Net cash used in investing activities	(11,720)	(10,586)
Cash flows from financing activities:
Borrowings drawdowns	25,940	435,000
Borrowings repayments	(55,805)	(403,072)
Payment of loan issuance costs	(189)	(4,972)
Proceeds from issuances of general partner units		1,996
Repurchases of common units	(996)	(9,921)
Payment of offering costs	(15)	(890)
Cash distribution to GasLog in exchange for contribution of net assets		(93,646)
Distributions paid	(47,885)	(69,712)
Payments for lease liabilities	(228)	(247)
Net cash used in financing activities	(79,178)	(145,464)
Decrease in cash and cash equivalents	(24,674)	(64,361)
Cash and cash equivalents, beginning of the period	96,884	133,370
Cash and cash equivalents, end of the period	72,210	69,009
Non-cash investing and financing activities:
Capital expenditures included in liabilities at the end of the period	10,501	7,275
Financing costs included in liabilities at the end of the period	142	156
Offering costs included in liabilities at the end of the period	113	666
Liabilities related to leases at the end of the period	$ 72	$ 73